Derivative Financial Instruments - Summary of Derivative Financial Instruments at Notional Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Notional amounts outstanding	$ 7,597,195	$ 6,067,092
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	6,136,865	4,787,260
Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	205,283	123,348
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	39,321	40,860
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	44,567	41,785
Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	132,996	219,841
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	5,714,698	4,361,426
Interest rate contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	205,283	126,910
Interest rate contracts [member] | Exchange Traded 1 [Member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	205,283	123,348
Interest rate contracts [member] | Exchange Traded 1 [Member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding		2,562
Interest rate contracts [member] | Exchange Traded 1 [Member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding		1,000
Interest rate contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	481,009	443,922
Interest rate contracts [member] | Over the Counter1 [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	39,321	38,298
Interest rate contracts [member] | Over the Counter1 [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	44,567	40,785
Interest rate contracts [member] | Over the Counter1 [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	305	820
Interest rate contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	396,816	364,019
Interest rate contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	5,450,573	4,216,428
Interest rate contracts [member] | Settled through central counterparties [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	132,691	219,021
Interest rate contracts [member] | Settled through central counterparties [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	5,317,882	3,997,407
Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	1,250,546	1,045,730
Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	14,880	15,798
Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	25,783	16,256
Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	26,716	16,495
Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	695,454	570,175
Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	487,713	427,006
Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	14,880	15,798
Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	14,880	15,798
Foreign exchange and gold contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	1,220,004	1,013,305
Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	25,783	16,256
Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	26,716	16,495
Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	695,454	570,175
Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	472,051	410,379
Foreign exchange and gold contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	15,662	16,627
Foreign exchange and gold contracts [member] | Settled through central counterparties [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	15,662	16,627
Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	209,784	234,102
Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	119,962	145,352
Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	27,034	27,421
Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	62,788	61,329
Other derivative contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	86,913	83,987
Other derivative contracts [member] | Exchange Traded 1 [Member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	56,472	52,335
Other derivative contracts [member] | Exchange Traded 1 [Member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	30,441	31,652
Other derivative contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	115,406	143,293
Other derivative contracts [member] | Over the Counter1 [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	63,490	93,017
Other derivative contracts [member] | Over the Counter1 [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	19,957	20,800
Other derivative contracts [member] | Over the Counter1 [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	31,959	29,476
Other derivative contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	7,465	6,822
Other derivative contracts [member] | Settled through central counterparties [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	7,077	6,621
Other derivative contracts [member] | Settled through central counterparties [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	388	201
Trading derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	7,151,892	5,652,808
Trading derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	5,850,062	4,470,200
Trading derivatives [member] | Interest rate contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	205,283	126,910
Trading derivatives [member] | Interest rate contracts [member] | Exchange Traded 1 [Member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	205,283	123,348
Trading derivatives [member] | Interest rate contracts [member] | Exchange Traded 1 [Member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding		2,562
Trading derivatives [member] | Interest rate contracts [member] | Exchange Traded 1 [Member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding		1,000
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	450,138	416,047
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	39,321	38,298
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	44,567	40,785
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	305	820
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	365,945	336,144
Trading derivatives [member] | Interest rate contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	5,194,641	3,927,243
Trading derivatives [member] | Interest rate contracts [member] | Settled through central counterparties [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	132,691	219,021
Trading derivatives [member] | Interest rate contracts [member] | Settled through central counterparties [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	5,061,950	3,708,222
Trading derivatives [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	1,092,919	949,471
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	14,880	15,798
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	14,880	15,798
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	1,062,377	917,046
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	25,783	16,256
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	26,716	16,495
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	576,564	502,558
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	433,314	381,737
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	15,662	16,627
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Settled through central counterparties [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	15,662	16,627
Trading derivatives [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	208,911	233,137
Trading derivatives [member] | Other derivative contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	86,913	83,987
Trading derivatives [member] | Other derivative contracts [member] | Exchange Traded 1 [Member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	56,472	52,335
Trading derivatives [member] | Other derivative contracts [member] | Exchange Traded 1 [Member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	30,441	31,652
Trading derivatives [member] | Other derivative contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	114,533	142,328
Trading derivatives [member] | Other derivative contracts [member] | Over the Counter1 [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	62,617	92,052
Trading derivatives [member] | Other derivative contracts [member] | Over the Counter1 [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	19,957	20,800
Trading derivatives [member] | Other derivative contracts [member] | Over the Counter1 [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	31,959	29,476
Trading derivatives [member] | Other derivative contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	7,465	6,822
Trading derivatives [member] | Other derivative contracts [member] | Settled through central counterparties [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	7,077	6,621
Trading derivatives [member] | Other derivative contracts [member] | Settled through central counterparties [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	388	201
Hedging derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	445,303	414,284
Hedging derivative [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	286,803	317,060
Hedging derivative [member] | Interest rate contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	30,871	27,875
Hedging derivative [member] | Interest rate contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	30,871	27,875
Hedging derivative [member] | Interest rate contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	255,932	289,185
Hedging derivative [member] | Interest rate contracts [member] | Settled through central counterparties [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	255,932	289,185
Hedging derivative [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	157,627	96,259
Hedging derivative [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	157,627	96,259
Hedging derivative [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	118,890	67,617
Hedging derivative [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	38,737	28,642
Hedging derivative [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	873	965
Hedging derivative [member] | Other derivative contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	873	965
Hedging derivative [member] | Other derivative contracts [member] | Over the Counter1 [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	$ 873	$ 965